LOANS RECEIVABLE	9 Months Ended
Sep. 30, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
LOANS RECEIVABLE	LOANS RECEIVABLE
In the general course of business, the Company offers fiat-denominated loans to counterparties against digital assets or other collateral. No loans receivable were on nonaccrual status as of September 30, 2025 or December 31, 2024.
Loans Receivable, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Loans receivable	$635,919	$476,620
Loans receivable, non-current	7,300	—
Less: allowance for credit loss	(548)	—
Loans receivable, current and non-current	$642,671	$476,620
Loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$576,114
2026	60,293
2027	1,088
2028	3,688
2029	1,188
2030	300
Loans receivable, current and non-current	$642,671
Balances represent loan principal and exclude accrued interest receivable on loans.
Collateral Payable Associated with Loans Receivable, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Collateral payable — Digital assets	$881,476	$620,633
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current and non-current	$881,476	$620,633
Interest income related to the Company’s Loans receivable was $11.4 million and $38.1 million for the three and nine months ended September 30, 2025, respectively, and $12.9 million and $38.3 million for the three and nine months ended September 30, 2024, respectively.

Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
LOANS RECEIVABLE
12. LOANS RECEIVABLE
In the general course of business, the Company offers fiat-denominated loans to counterparties in the digital asset industry against digital assets or other collateral. No loans receivable were on nonaccrual status as of December 31, 2024 or 2023.
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364
The outstanding loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$476,620
Loans receivable, current and non-current	$476,620
Outstanding balances represent loan principal and exclude accrued interest receivable on loans. The allowance for credit losses for Loans receivable was not material to the Company’s consolidated financial statements as of December 31, 2024 and 2023 due to the collateralized nature of the loan receivables and / or their short-term maturity.
Collateral payable associated with loans receivable, current

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$620,633	$444,839
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current	$620,633	$444,839
For the years ended December 31, 2024, 2023, and 2022, interest income related to the Company’s Loans receivable was $48.7 million, $36.5 million, and $17.6 million, respectively.